INCOME TAXES (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Operating Loss Carryforwards, Expiration Year		2039
Income tax rate	6.00%
Singapore [Member]
Income tax rate		17.00%
China [Member]
Income tax rate		25.00%
Hong Kong [Member]
Income tax rate		16.50%